Submission	Jan. 21, 2026
Submission [Line Items]
Central Index Key	0001810182
Registrant Name	ALX ONCOLOGY HOLDINGS INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A